Segment Information (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Segment Information
Schedule of profit or loss and total assets for each reportable segment
Nine months Ended May 31, 2025	IP Licensing	B2B Product	R&D	Corporate	Consolidated Total
Revenue	$522,000	$9,923	$-	$-	$531,923
Cost of goods sold	-	(2,720)	-	-	(2,720)
Operating expenses	(10,924)	(10,116)	(6,356,636)	(3,343,667)	(9,721,343)
Other Income (Expense)	-	-	-	(22,066)	(22,066)
Segment Income (Loss)	$511,076	$(2,913)	$(6,356,636)	$(3,365,733)	$(9,214,206)

Total assets	$165,649	$56,656	$513,646	$6,005,415	$6,741,366
Nine Months Ended May 31, 2024	IP Licensing	B2B Product	R&D	Corporate	Consolidated Total
Revenue	$373,990	$5,388	$900	$-	$380,278
Cost of goods sold	-	(4,822)	-	-	(4,822)
Operating expenses	(130)	(288)	(1,393,359)	(2,531,745)	(3,925,522)
Other Income (Expense)	-	-	-	(72,017)	(72,017)
Segment Income (Loss)	$373,860	$278	$(1,392,459)	$(2,603,762)	$(3,622,083)

Total assets	$124,968	$63,573	$475,194	$9,354,702	$10,018,437

	IP	B2B			Consolidated
Year Ended August 31, 2024	Licensing	Product	R&D	Corporate	Total
Revenue	$457,990	$5,388	$900	$-	$464,278
Cost of goods sold		(4,822)			(4,822)
Operating expenses	(340)	(1,124)	(2,360,565)	(3,850,557)	(6,212,586)
Other income/(expense)				(55,524)	(55,524)
Segment loss	$457,650	$(558)	$(2,359,665)	$(3,906,081)	$(5,808,654)

Total assets	$164,152	$63,131	$497,603	$8,142,903	$8,867,789

	IP	B2B			Consolidated
Year Ended August 31, 2023	Licensing	Product	R&D	Corporate	Total
Revenue	$146,800	$44,167	$35,241	$-	$226,208
Cost of goods sold	-	(31,500)	-	-	$(31,500)
Operating expenses	(70,677)	(282,709)	(3,666,721)	(2,708,623)	$(6,728,730)
Other income/(expense)		-	-	(178,503)	$(178,503)
Segment loss	$76,123	$(270,042)	$(3,631,480)	$(2,887,126)	$(6,712,525)

Total assets	$103,336	$65,573	$187,532	$2,729,545	$3,083,986